Summary of Significant Accounting Policies - Company's Accounts Receivable, Net of Allowance (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	$ 3,778	$ 3,503	$ 3,443
Allowance	(138)	(141)	(2,040)
Accounts receivable, net of allowance	3,640	3,362	1,403
Real Estate Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables		1,576	693
Allowance		(71)
Healthcare Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	3,363	1,927	2,750
Allowance	$ (138)	$ (70)	$ (2,040)